Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent Liabilities And Commitments
40. CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Confirmed guarantees
Guarantee for loans	58,205	60,571
Acceptances	467,964	617,599
Guarantees in acceptances of imported goods	74,916	75,265
Other confirmed guarantees	8,050,815	10,337,850

Sub-total	8,651,900	11,091,285

Unconfirmed guarantees
Local letters of credit	161,608	167,580
Letters of credit	2,873,350	3,213,170
Other unconfirmed guarantees	1,516,585	1,558,187

Sub-total	4,551,543	4,938,937

Commercial paper purchase commitments and others	589,858	581,040

Total (*)	13,793,301	16,611,262

(*)	Includes financial guarantees of 3,661,656 million Won and 4,156,790 million Won as of December 31, 2023 and December 31, 2024, respectively.

(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Loan commitments	126,829,192	133,863,588
Other commitments (*)	7,339,952	6,564,353

(*)	As of December 31, 2023 and 2024, the amount of unsecured bills (purchase bills sales) and etc. are 2,485,853 million w on and 1,992,030 million w on, respectively.

(3)	Litigation case
Litigation case that the key Group is a defendant in a lawsuit pending (excluding fraud lawsuits and those lawsuits that are filed only to extend the statute of limitation, etc.) are 603 cases (litigation value of 513,863 million Won) and 871 cases (litigation value of 862,669 million Won) as of December 31, 2023 and 2024 respectively, and provisions for litigations are 28,581 million Won and 23,233 million Won.

(4)	Other commitments

1)
Responsible completion type management land trust is a trust that bears the obligation of responsible completion when the construction company fails to fulfill the obligation of responsible completion, and the obligation to compensate losses to the lending financial institution if Woori Asset Trust, a subsidiary, fails to fulfill the obligation of responsible completion. As of December 31, 2024, Woori Asset Trust, a subsidiary, has committed to fulfill responsibility for the completion of 7 projects (including completed projects), including knowledge industry center in Tangjeong-myeon, Asan-si, Chungcheongnam-do. the initial total limit of PF (Project Financing) loans from PF lending financial institutions invested in the responsible completion type management land trust business (including completion) is 546,000 million Won. After deduction of limits and other adjustments, the total limit of the PF lending financial institution is 384,680 million Won and the amount of PF loans is 354,830 million Won.

As of December 31, 2024, Woori Asset Trust has committed to fulfill responsibility for the completion of 5 projects (excluding completed project), including an officetel in the Okjeong district, Yangju-si, Gyeonggi-do. As of December 31, 2024, the initial total limit of PF (Project Financing) loans from PF lending financial institutions invested in the responsible completion type management land trust business (excluding completion) is 476,500 million Won and the amount of PF loans is 310,580 million Won. Regarding these commitment about the responsibility for completion, additional losses may occur. However, since the possibility and amount of loss cannot be reliably estimated, these impacts have not been reflected in the financial statements at the end of the current period.
Meanwhile, Woori Asset Trust Co., Ltd. has failed to fulfill the responsibility of the completion of 4 projects (excluding completion) including Oncheon park in Oncheon-dong, Busan. The total amount of PF limit from PF lending financial institutions invested in projects is 386,500 million Won and the amount of PF loans is 241,980 million Won. The PF limit may be subject to change during the project progress due to reasons such as limit deductions. The total amount of trust account limit for projects is 110,500 million Won and the amount utilized in the trust account is 80,535 million Won. The trust account limit may be subject to change during the project progress due to reasons such as limit deductions.
As of December 31, 2024, Woori Asset Trust has 4 cases (including completion), such as Oncheon park in Oncheon-dong, Busan, where our company’s guaranteed completion deadlines have passed. As of December 31, 2024, the total PF limit of the PF loan financial institutions invested in the concerned project is 287,000 million Won and the PF loan amount is 137,530 million Won. The PF limit may be subject to change during the project progress due to reasons such as limit deductions.
The total amount of trust account limit for projects is 45,200 million Won and the amount utilized in the trust account is 39,266 million Won. The trust account limit may be subject to change during the project progress due to reasons such as limit deductions.

2)
Also, as of December 31, 2024, Woori Asset Trust, a subsidiary, may lend a trust account for a part of the total project cost in relation to 33 debt-type land trust contracts including Boutique Terrace Hotel in Woo-dong, Haeundae-gu, Busan. The maximum loan amount (unused limit) is 165,911 million Won. Whether or not Woori Asset Trust lends a trust account in relation to the relevant businesses is not an unconditional payment obligation, and it is determined by considering overall matters such as the unique account and the fund balance plan of each trust business.

3)
Pursuant to some contracts related to asset securitization, as of December 31, 2024, Woori Card, a subsidiary, utilizes various prerequisites as triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds.

4)
During the prior period, there was an investigation by Fair Trade Commission regarding Loan-To-Value ratio. Woori Bank, a subsidiary, received the review report in January 2024, but cannot reasonably estimate its impact on consolidated financial statements.

5)
In March 2025, the Personal Information Protection Commission imposed a fine of 13,451 million Won on
Woori Card Co., Ltd., a subsidiary of the Group, in accordance with the Personal Information Protection Act, regarding the personal credit information leakage of merchants representatives occured between January and April 2024.